Nature of Operations and Business Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Operations and Business Activities

1. Nature of Operations and Business Activities

Nature of Operations

Emerald Bioscience, Inc. (the “Company”) was initially incorporated in Nevada on March 16, 2011 as Load Guard Logistics, Inc. On October 31, 2014, the Company closed a reverse merger transaction (the “Merger”) pursuant to which Nemus, a California corporation (“Nemus Sub”), became the Company’s wholly-owned subsidiary, and the Company assumed the operations of Nemus Sub. Nemus Sub was incorporated in the State of California on July 17, 2012. On November 3, 2014, the Company changed its name to Nemus Bioscience, Inc. by merging with Nemus Sub.

In August 2019, the Company formed a new subsidiary in Australia, EMBI Australia Pty Ltd., an Australian proprietary limited company (“EMBI Australia”), in order to qualify for the Australian government’s research and development tax credit for research and development dollars spent in Australia. The primary purpose of EMBI Australia is to conduct clinical trials for the Company’s product candidates.

On February 11, 2019, the Company’s Board of Directors (the “Board”) and majority stockholder unanimously approved an amendment to the Company’s articles of incorporation to change the name of the Company to Emerald Bioscience, Inc. Effective March 25, 2019, the Company filed a Certificate of Amendment with the Nevada Secretary of State changing the Company’s name to Emerald Bioscience, Inc.

Emerald Bioscience, Inc. is a biopharmaceutical company located in Long Beach, California that plans to research, develop and commercialize therapeutics derived from cannabinoids through several license agreements with the University of Mississippi (“UM”). UM is the only entity federally permitted and licensed to cultivate cannabis for research purposes in the United States.

In January 2018, the Company entered into a securities purchase agreement with Emerald Health Sciences, Inc. (“Emerald Health Sciences”) discussed in Note 5, pursuant to which Emerald Health Sciences purchased a majority of the equity interest in the Company, resulting in a change in control. As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald Health Sciences appointed two new nominees to the Board. Later, in October 2018, the Board appointed Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald Health Sciences, as the Executive Chairman of the Company’s Board.

As of September 30, 2019, the Company has devoted substantially all its efforts to securing product licenses, carrying out research and development, building infrastructure and raising capital. The Company has not yet realized revenue from its planned principal operations and is a number of years from potentially being able to do so.

Liquidity and Going Concern

The Company has incurred operating losses and negative cash flows from operations since inception and as of September 30, 2019, had an accumulated deficit of $37,025,334, a stockholders’ deficit of $16,402,461 and a working capital deficit of $12,540,955. The Company anticipates that it will continue to incur net losses into the foreseeable future in order to advance and develop a number of potential drug candidates into preclinical and clinical development activities and support its corporate infrastructure which includes the costs associated with being a public company. As of September 30, 2019, the Company had cash in the amount of $1,319,360, as compared to $1,853,373 in cash as of December 31, 2018. During the nine months ended September 30, 2019, the Company received net cash proceeds of $3,990,699 from the Credit Agreement (defined below) with Emerald Health Sciences. However, the Company’s cash balance as of September 30, 2019, including the cash balance as of December 31, 2018 and the net cash proceeds from the Credit Agreement, has been offset by cash used in operating activities of $4,524,712 for the nine months ended September 30, 2019. The Company had operating cash outflows primarily due to net loss from operations and a non-cash adjustment to add back the gain from the change in the fair value of derivative liabilities. Without additional funding, management believes that the Company will not have enough funds to meet its obligations within one year from the date the Condensed Consolidated Financial Statements are issued. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying Condensed Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s continued existence is dependent on its ability to raise additional sufficient funding to cover operating expenses and to invest in research and development activities. On October 5, 2018, the Company entered into a Multi Draw Credit Agreement (the “Credit Agreement”) with Emerald Health Sciences (See Note 4). Under the Credit Agreement the Company can draw down up to $20,000,000 from time to time in principal amounts of at least $250,000. The drawdowns are subject to approval by the Company’s Board, which is controlled by the directors and principal executive officer of Emerald Health Sciences.

The Company plans to continue to pursue funding through public or private equity or debt financings, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot provide any assurances that such additional funds will be available on reasonable terms, or at all. If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company is unable to secure adequate additional funding, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets where possible, suspend or curtail planned programs or cease operations.

1. Nature of Operations and Business Activities

Nature of Operations

Nemus Bioscience, Inc. is a biopharmaceutical company that plans to research, develop and commercialize therapeutics derived from cannabinoids through a number of license agreements with the University of Mississippi (“UM”). UM is the only entity federally permitted and licensed to cultivate cannabis for research purposes in the United States. Unless otherwise specified, references in these Notes to the Consolidated Financial Statements to the “Company,” “we” or “our” refer to Nemus Bioscience, Inc., a Nevada corporation formerly known as Load Guard Logistics, Inc. (“LGL”), together with its wholly-owned subsidiary, Nemus, a California corporation (“Nemus”). Nemus became the wholly owned subsidiary of Nemus Bioscience, Inc. through the Merger (as defined below).

Nemus Bioscience, Inc. (formerly LGL) was incorporated in Nevada on March 16, 2011. The wholly-owned subsidiary of Nemus Bioscience, Inc., Nemus, was incorporated in California on July 17, 2012. Our headquarters are located in Long Beach, California.

In January 2018, the Company entered into a securities purchase agreement with Emerald Health Sciences, Inc. (“Emerald”) discussed in Note 5, pursuant to which Emerald purchased a majority of the equity interest in Nemus resulting in a change in control. As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald appointed two new nominees to the Board. Later, in October 2018, the Board appointed Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald, as the Executive Chairman of the Company’s Board of Directors.

As of December 31, 2018, the Company has devoted substantially all of its efforts to securing product licenses, carrying out research and development, building infrastructure and raising capital. The Company has not yet realized revenue from its planned principal operations and is a number of years from potentially being able to do so.

Liquidity and Going Concern

The Company has incurred operating losses and negative cash flows from operations since inception and as of December 31, 2018, had an accumulated deficit of $33,225,107, a stockholders’ deficit of $15,562,252 and a working capital deficit of $13,985,284. The Company anticipates that it will continue to incur net losses into the foreseeable future in order to advance and develop a number of potential drug candidates into preclinical and clinical development activities and support its corporate infrastructure which includes the costs associated with being a public company. As of December 31, 2018, the Company had cash and cash equivalents of $1,853,373, as compared to $259,955 of cash and cash equivalents as of December 31, 2017. This increase is primarily attributable to the proceeds of $2,000,000 from the Multi-Draw Credit Agreement with Emerald, $3,250,000 from the Emerald Financing (defined below) along with $400,000 of the $900,000 Secured Convertible Promissory Note from Emerald. However, without additional funding management believes that the Company will not have sufficient funds to meet its obligations within one year from the date the Consolidated Financial Statements are issued. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying Consolidated Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s continued existence is dependent on its ability to raise additional sufficient funding to cover operating expenses and to invest in operations and development activities. On October 5, 2018, the Company entered into a Multi-Draw Credit Agreement (the “Credit Agreement”) with Emerald (Note 4). Under the Credit Agreement the Company is able to draw down up to $20,000,000 from time to time in principal amounts of at least $250,000. The drawdowns are subject to approval by the Company’s Board of Directors, which is controlled by the directors and principal executive officer of Emerald.

The Company plans to continue to pursue funding through public or private equity or debt financings, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot provide any assurances that such additional funds will be available on reasonable terms, or at all. If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company is unable to secure adequate additional funding, the Company may be forced to reduce spending, extend payment terms with suppliers, liquidate assets where possible, suspend or curtail planned programs or cease operations.